COMMONWEALTH SELECT SEPARATE ACCOUNT

OF

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

Supplement dated October 8, 2010 to the Prospectus dated April 30, 2010 for Select Resource Annuity Contracts

Recently Commonwealth Annuity reviewed its product offerings with regard to the utilization of the Sub-Account investment options, and decided to close certain Sub-Accounts to new payments or transfers.  Effective November 15, 2010 (the “Close Date”), no new payment allocations or transfers may be made to the Sub-Account of Commonwealth Select Separate Account that invests in the following underlying fund:

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund

The Sub-Account that will no longer be available for new payment allocations or transfers are collectively referred to as the “Closed Sub-Account.” If you currently have Accumulated Value allocated to a Closed Sub-Account as of the Close Date, you may continue to remain invested in the Closed Sub-Account until you transfer to other investment options.  However, if you transfer out of a Closed Sub-Account after the Close Date, you will not be able to transfer back in.  After the Close Date, we will not accept any transfer instructions or payments that include allocations to the Closed Sub-Accounts.

The closings do not affect the other Sub-Account investment options that are currently available under your Contract.   The Sub-Accounts of Commonwealth Select Separate Account that invest in the following underlying funds will continue to be available for new payment allocations and transfers:

Goldman Sachs Variable Insurance Trust (Service Shares)

Goldman Sachs VIT Core Fixed Income Fund

Goldman Sachs VIT Equity Index Fund

Goldman Sachs VIT Government Income Fund

Goldman Sachs VIT Growth Opportunities Fund

Goldman Sachs VIT Mid Cap Value Fund

Goldman Sachs VIT Money Market Fund

Goldman Sachs VIT Strategic Growth Fund

Goldman Sachs VIT Strategic International Equity Fund

Goldman Sachs VIT Structured U.S. Equity Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class B)

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS Growth and Income Portfolio

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Small/Mid Cap Value Portfolio

AllianceBernstein VPS Value Portfolio

DWS Investments VIT Funds

DWS Small Cap Index VIP

DWS Variable Series II

DWS Strategic Growth VIP

DWS Technology VIP

Fidelity Variable Insurance Products Funds

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Growth & Income Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity Variable Insurance Products Funds (Service Class 2)

Fidelity VIP Value Strategies Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Large Cap Growth Securities Fund

FT VIP Franklin Small Cap Value Securities Fund

FT VIP Franklin Small-Mid Cap Growth Securities Fund

FT VIP Mutual Shares Securities Fund

FT VIP Templeton Foreign Securities Fund

Invesco Variable Insurance Funds (Series I Shares)

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Dynamics Fund

Invesco V.I. Global Health Care Fund

Invesco V.I. Large Cap Growth Fund

Invesco Variable Insurance Funds (Series II Shares)

Invesco V.I. Basic Value Fund

Invesco V.I. Capital Development Fund

Janus Aspen Series (Service Shares)

Janus Aspen Enterprise Portfolio

Janus Aspen Janus Portfolio

Janus Aspen Overseas Portfolio

MFS® Variable Insurance TrustSM (Service Class)

MFS® Mid Cap Growth Series

MFS® New Discovery Series

MFS® Total Return Series

MFS® Utilities Series

Oppenheimer Variable Account Funds (Service Shares)

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund®/VA

Pioneer Variable Contracts Trust (Class II)

Pioneer Fund VCT Portfolio

Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

If you currently have in effect an automated allocation or payment program (i.e., a Dollar Cost Averaging (“DCA”) program, Automatic Account Rebalancing (“AAR”) program, Monthly Automatic Payments (“MAP”) program, or Future Payment Allocation (“FPA”) program), which includes any of the Closed Sub-Accounts, the program will terminate as of the Close Date.    However, you may establish a new program using the other Sub-Accounts that are available under your Contract.  For contract holders whose automated allocation or payment program is impacted by the closings, a subsequent mailing will be forwarded to you with instructions and a form to make the necessary changes to your allocations.

If you should have any questions, please call 1-800-366-1492 for assistance.